Property and Equipment, net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 40.7	$ 24.9	$ 25.2
Loss on assets no longer in service with no alternative use	$ 15.5	$ 1.1	$ 3.9